Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of segment information

		For the year ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 2(e))
Net revenues
One-on-one offerings	1,044,769	1,365,706	1,957,013	299,925
Small class offerings	100,748	112,787	97,082	14,879
Total net revenues	1,145,517	1,478,493	2,054,095	314,804

Cost of revenues
One-on-one offerings	(342,927)	(386,085)	(540,707)	(82,867)
Small class offerings	(67,981)	(53,838)	(39,710)	(6,086)
Total cost of revenues	(410,908)	(439,923)	(580,417)	(88,953)

Gross profit
One-on-one offerings	701,842	979,621	1,416,306	217,058
Small class offerings	32,767	58,949	57,372	8,793
Total gross profit	734,609	1,038,570	1,473,678	225,851

Gross profit margin
One-on-one offerings	67.2%	71.7%	72.4%	72.4%
Small class offerings	32.5%	52.3%	59.1%	59.1%
Total gross profit margin	64.1%	70.2%	71.7%	71.7%

Sales and marketing expenses
One-on-one offerings	(647,314)	(738,010)	(991,479)	(151,951)
Small class offerings	(83,919)	(54,581)	(44,141)	(6,765)
Total sales and marketing expenses	(731,233)	(792,591)	(1,035,620)	(158,716)

Product development expenses
One-on-one offerings	(139,240)	(138,291)	(150,926)	(23,131)
Small class offerings	(45,760)	(19,214)	(11,903)	(1,824)
Total product development expenses	(185,000)	(157,505)	(162,829)	(24,955)

General and administrative expenses
One-on-one offerings	(186,983)	(178,606)	(202,955)	(31,104)
Small class offerings	(36,074)	(17,423)	(11,269)	(1,727)
Total general and administrative expenses	(223,057)	(196,029)	(214,224)	(32,831)

Operating expenses
One-on-one offerings	(973,537)	(1,054,907)	(1,345,360)	(206,186)
Small class offerings	(165,753)	(91,218)	(67,313)	(10,316)
Total operating expenses	(1,139,290)	(1,146,125)	(1,412,673)	(216,502)

Other income
One-on-one offerings	—	—	38,683	5,928
Small class offerings	—	—	4,731	725
Total other income	—	—	43,414	6,653

Income/(loss) from operations
One-on-one offerings	(271,695)	(75,286)	109,629	16,800
Small class offerings	(132,986)	(32,269)	(5,210)	(798)
Total income/(loss) from operations	(404,681)	(107,555)	104,419	16,002

Schedule of property and equipment by geographical location

	Property and equipment
	As of December 31,
	2019	2020
	RMB	RMB
China	16,446	18,284
Philippines	3,890	2,891